Goodwill, Intangible and Long-Lived Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	$ 1,108,008	$ 1,102,458	$ 1,014,825	[1]
Acquisitions	42,064	5,039	79,909
Currency and other adjustments	5,933	511	7,724
Goodwill, Ending Balance	1,156,005	1,108,008	1,102,458
Goodwill Impairment Loss	8,904
Paint Stores Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	286,998	286,744	285,445	[1]
Currency and other adjustments	(214)	254	1,299
Goodwill, Ending Balance	286,784	286,998	286,744
Consumer Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	689,279	689,388	686,612	[1]
Acquisitions	17,357
Currency and other adjustments	(344)	(109)	2,776
Goodwill, Ending Balance	706,292	689,279	689,388
Goodwill Impairment Loss	8,113
Global Finishes Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	120,350	115,719	42,397	[1]
Acquisitions	24,707	5,039	70,594
Currency and other adjustments	7,230	(408)	2,728
Goodwill, Ending Balance	152,287	120,350	115,719
Goodwill Impairment Loss	791
Latin America Coating Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	11,381	10,607	371	[1]
Acquisitions			9,315
Currency and other adjustments	(739)	774	921
Goodwill, Ending Balance	$ 10,642	$ 11,381	$ 10,607

[1]	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).